Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Income	€ 21,087	€ 18,121	€ 30,418
Expenses	13,315	12,084	13,060
Taxation	2,181	1,662	5,130
Non-controlling interests	258	235	102
Net result	5,334	4,140	12,126
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Income	1,528	4,455	(11,856)
Taxation	470	1,308	(3,405)
Net result	1,058	3,147	(8,451)
Results IFRS-EU
Disclosure of operating segments [line items]
Income	22,615	22,575	18,561
Expenses	13,315	12,084	13,060
Taxation	2,650	2,970	1,725
Non-controlling interests	258	235	102
Net result	€ 6,392	€ 7,287	€ 3,674